Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net
4.	Property and equipment, net

Property and equipment, net consists of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Cost(i):
Leasehold improvements	365,328	322,485
Equipment, fixture and furniture, and other fixed assets	352,184	339,001
Total cost	717,512	661,486
Less: accumulated depreciation	(503,836)	(435,883)
Property and equipment, net	213,676	225,603
(i)During the years ended December 31, 2023, 2024 and 2025, the Company recognized impairment loss of RMB55,403, RMB48,497 and RMB11,841 respectively.

Depreciation expense recognized for the years ended December 31, 2023, 2024 and 2025 was RMB83,731, RMB64,021 and RMB52,192 respectively.